Financial risks - Fair value measurement of financial instruments (Details) - DKK (kr) kr in Thousands	Dec. 31, 2018	Dec. 31, 2017
Categories of financial instruments
Financial assets measured at fair value	kr 867,277	kr 605,268
Financial assets measured at fair value	331,193	84,423
Categories of financial instruments
Financial liabilities measured at amortized cost	113,516	206,616
Royalty bond
Categories of financial instruments
Financial liabilities measured at amortized cost	0	135,734
Trade payables
Categories of financial instruments
Financial liabilities measured at amortized cost	32,652	29,428
Other liabilities
Categories of financial instruments
Financial liabilities measured at amortized cost	80,864	41,454
Trade receivables
Categories of financial instruments
Financial assets measured at fair value	3,274	5,679
Other receivables
Categories of financial instruments
Financial assets measured at fair value	3,368	4,979
Restricted cash
Categories of financial instruments
Financial assets measured at fair value	0	5,892
Cash and cash equivalents
Categories of financial instruments
Financial assets measured at fair value	860,635	588,718
Securities
Categories of financial instruments
Financial assets measured at fair value	298,611	75,111
Other investments
Categories of financial instruments
Financial assets measured at fair value	kr 32,582	kr 9,312